Income Taxes - Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax provision
Domestic	$ (35)		$ 2,306
Foreign	25,721	$ 10,817	33,311
Total	25,686	10,817	35,617
Deferred income tax benefit:
Domestic	(80)
Foreign	(9,620)	(9,304)	(12,646)
Total	(9,700)	(9,304)	(12,646)
Total income tax provision (benefit)	$ 15,986	$ 1,513	$ 22,971